Fees Summary	Jul. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 569,000.00
Previously Paid Amount	0.00
Total Fee Amount	87.11
Total Offset Amount	0.00
Net Fee	87.11
Narrative - Max Aggregate Offering Price	$ 569,000.00
Final Prospectus	true